Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other non-current receivables [abstract]
Prepayments		£ 2.2	£ 3.0
Accrued income			16.5
Fair value of derivatives			8.4
Other debtors		135.4	152.1
Trade and other receivables	[1]	£ 137.6	£ 180.0	£ 176.2

[1]	Figures have been restated, as described in the accounting policies.